Expense Example, No Redemption (USD $)	12 Months Ended
Aug. 31, 2012
Vanguard Short-Term Government Bond Index Fund - Institutional Shares | Vanguard Short-Term Government Bond Index Fund
Expense Example, No Redemption:
1 YEAR	$ 9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares | Vanguard Intermediate-Term Government Bond Index F
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Long-Term Government Bond Index Fund - Institutional Shares | Vanguard Long-Term Government Bond Index Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares | Vanguard Short-Term Corporate Bond Index Fund
Expense Example, No Redemption:
1 YEAR	34
3 YEAR	54
5 YEAR	76
10 YEAR	140
Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares | Vanguard Intermediate-Term Corporate Bond Index Fu
Expense Example, No Redemption:
1 YEAR	59
3 YEAR	79
5 YEAR	101
10 YEAR	165
Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares | Vanguard Long-Term Corporate Bond Index Fund
Expense Example, No Redemption:
1 YEAR	109
3 YEAR	129
5 YEAR	150
10 YEAR	214
Vanguard Mortgage-Backed Securities Index Fund - Institutional Shares | Vanguard Mortgage-Backed Securities Index Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Explorer Value Fund - Investor Shares | Vanguard Explorer Value Fund
Expense Example, No Redemption:
1 YEAR	64
3 YEAR	202
5 YEAR	351
10 YEAR	786
Vanguard Russell 1000 Index Fund - Institutional Shares | Vanguard Russell 1000 Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Russell 1000 Value Index Fund - Institutional Shares | Vanguard Russell 1000 Value Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Russell 1000 Growth Index Fund - Institutional Shares | Vanguard Russell 1000 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Russell 2000 Index Fund - Institutional Shares | Vanguard Russell 2000 Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Russell 2000 Value Index Fund - Institutional Shares | Vanguard Russell 2000 Value Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Russell 2000 Growth Index Fund - Institutional Shares | Vanguard Russell 2000 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Russell 3000 Index Fund - Institutional Shares | Vanguard Russell 3000 Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Short-Term Government Bond Index Fund - Signal Shares | Vanguard Short-Term Government Bond Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Intermediate-Term Government Bond Index Fund - Signal Shares | Vanguard Intermediate-Term Government Bond Index F
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Long-Term Government Bond Index Fund - Signal Shares | Vanguard Long-Term Government Bond Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Short-Term Corporate Bond Index Fund - Signal Shares | Vanguard Short-Term Corporate Bond Index Fund
Expense Example, No Redemption:
1 YEAR	37
3 YEAR	64
5 YEAR	93
10 YEAR	178
Vanguard Intermediate-Term Corporate Bond Index Fund - Signal Shares | Vanguard Intermediate-Term Corporate Bond Index Fu
Expense Example, No Redemption:
1 YEAR	62
3 YEAR	89
5 YEAR	117
10 YEAR	203
Vanguard Long-Term Corporate Bond Index Fund - Signal Shares | Vanguard Long-Term Corporate Bond Index Fund
Expense Example, No Redemption:
1 YEAR	112
3 YEAR	138
5 YEAR	167
10 YEAR	252
Vanguard Mortgage-Backed Securities Index Fund - Signal Shares | Vanguard Mortgage-Backed Securities Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Short-Term Government Bond Index Fund - ETF Shares | Vanguard Short-Term Government Bond Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares | Vanguard Intermediate-Term Government Bond Index F
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Long-Term Government Bond Index Fund - ETF Shares | Vanguard Long-Term Government Bond Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Short-Term Corporate Bond Index Fund - ETF Shares | Vanguard Short-Term Corporate Bond Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares | Vanguard Intermediate-Term Corporate Bond Index Fu
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Long-Term Corporate Bond Index Fund - ETF Shares | Vanguard Long-Term Corporate Bond Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Mortgage-Backed Securities Index Fund - ETF Shares | Vanguard Mortgage-Backed Securities Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Russell 1000 Index Fund - ETF Shares | Vanguard Russell 1000 Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Russell 1000 Value Index Fund - ETF Shares | Vanguard Russell 1000 Value Index Fund
Expense Example, No Redemption:
1 YEAR	15
3 YEAR	48
5 YEAR	85
10 YEAR	192
Vanguard Russell 1000 Growth Index Fund - ETF Shares | Vanguard Russell 1000 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	15
3 YEAR	48
5 YEAR	85
10 YEAR	192
Vanguard Russell 2000 Index Fund - ETF Shares | Vanguard Russell 2000 Index Fund
Expense Example, No Redemption:
1 YEAR	22
3 YEAR	68
5 YEAR	118
10 YEAR	268
Vanguard Russell 2000 Value Index Fund - ETF Shares | Vanguard Russell 2000 Value Index Fund
Expense Example, No Redemption:
1 YEAR	33
3 YEAR	103
5 YEAR	180
10 YEAR	406
Vanguard Russell 2000 Growth Index Fund - ETF Shares | Vanguard Russell 2000 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Russell 3000 Index Fund - ETF Shares | Vanguard Russell 3000 Index Fund
Expense Example, No Redemption:
1 YEAR	15
3 YEAR	48
5 YEAR	85
10 YEAR	$ 192